Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy with respect to the timing of our annual performance share long-term incentive awards, our restricted stock and any one-time equity award grants, our compensation committee generally grants annual equity awards on a predetermined schedule, and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant annual or one-time equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. Our practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not grant annual or one-time equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.